JOHN HANCOCK EXCHANGE-TRADED FUND TRUST
200 Berkeley Street

Boston, Massachusetts 02116-2805

February 28, 2019

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re: John Hancock Exchange-Traded Fund Trust (the “Trust”), on behalf of:

John Hancock Multifactor Media and Communications ETF (the “Fund”)

File Nos. 333-183173; 811-22733

CERTIFICATION UNDER RULE 497(j)

Ladies and Gentlemen:

On behalf of the Trust, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, as amended (the “Securities Act”), please accept this letter as notice that the form of Prospectus and Statement of Additional Information for the Fund that would have been filed under paragraph (c) of Rule 497 would not have differed from the Prospectus and Statement of Additional Information, dated February 26, 2019, contained in Post-Effective Amendment No. 24 to the Trust’s Registration Statement on Form N-1A under the Securities Act and Amendment No. 27 to its Registration Statement under the Investment Company Act of 1940, as amended, the text of which was filed electronically with the U.S. Securities and Exchange Commission on February 26, 2019 via EDGAR, accession number 0001133228-19-000570.

If you have any questions or comments, please call me at 617-572-4575.

Sincerely,

/S/ Sarah M. Coutu
Sarah M. Coutu
Assistant Secretary of the Trust